Disclosures on Financial Instruments - Summary of Effect of Changes in Foreign Exchange Rates (Detail) - Foreign currency exchange rate risk [member] - INR (₨) ₨ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Profit and loss [member] | Appreciation in foreign currencies by 10% [member] | Financial assets, class [member]
Disclosure of detailed information about financial instruments [line items]
Effect of changes in foreign exchange rates	₨ 39,797.4	₨ 42,004.4	₨ 37,497.7
Profit and loss [member] | Appreciation in foreign currencies by 10% [member] | Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Effect of changes in foreign exchange rates	96,065.0	77,446.6	72,790.6
Profit and loss [member] | Depreciation in foreign currencies by 10% [member] | Financial assets, class [member]
Disclosure of detailed information about financial instruments [line items]
Effect of changes in foreign exchange rates	39,797.4	42,004.4	37,497.7
Profit and loss [member] | Depreciation in foreign currencies by 10% [member] | Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Effect of changes in foreign exchange rates	96,065.0	77,446.6	72,790.6
Other comprehensive income loss before tax [member] | Appreciation in foreign currencies by 10% [member]
Disclosure of detailed information about financial instruments [line items]
Effect of changes in foreign exchange rates	7,562.8	6,914.9	11,166.4
Other comprehensive income loss before tax [member] | Depreciation in foreign currencies by 10% [member]
Disclosure of detailed information about financial instruments [line items]
Effect of changes in foreign exchange rates	₨ 7,562.8	₨ 6,914.9	₨ 11,166.4